Note 3 - Intangible Assets - 10Q (Details) (USD $)	1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2011	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012
Note 3 - Intangible Assets - 10Q (Details) [Line Items]
Amortization of Intangible Assets	$ 0	$ 100,000	$ 45,000	$ 400,000	$ 100,000	$ 200,000
Minimum [Member] | Acquired Intangible Assets [Member]
Note 3 - Intangible Assets - 10Q (Details) [Line Items]
Fair Value Inputs, Discount Rate					25.00%	25.00%
Maximum [Member] | Acquired Intangible Assets [Member]
Note 3 - Intangible Assets - 10Q (Details) [Line Items]
Fair Value Inputs, Discount Rate					45.00%	45.00%